SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2008	Dec. 31, 2007
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage		5.00%
Percentage Of Profit Allocated To General Reserve		10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital		50.00%
Income Tax Rate Reduced	15.00%
Value Added Tax Rate		17.00%
Tax Paid In Kind Of Rental Revenue		5.00%
Tax Paid In Kind Of Wireless System Solution		5.00%
Foreign Financial Institutions, Actual Deposits		$ 4,161,763	$ 6,128,632
Enterprise Income Tax Rate Percentage					25.00%	33.00%
Repayments of Related Party Debt		2,077,000	15,000	0
Other General and Administrative Expense		505,204
Chinese Business Value Added Tax Rate		6.00%
Xi [Member]
Significant Accounting Policies [Line Items]
Repayments of Related Party Debt		1,800,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Accrued Value Added Tax Payable		13.00%
Tax Paid In Kind Of Surtax		13.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Accrued Value Added Tax Payable		10.00%
Tax Paid In Kind Of Surtax		10.00%
CHINA
Significant Accounting Policies [Line Items]
Foreign Financial Institutions, Actual Deposits		2,553,207	4,011,070
SINGAPORE
Significant Accounting Policies [Line Items]
Foreign Financial Institutions, Actual Deposits		$ 1,608,556	$ 2,117,562